Financial instruments and risk management (Details 6) - Counterparty Risk [Member]	Dec. 31, 2024	Dec. 31, 2023
Minimal Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	70.27%	65.62%
Low Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	16.60%	19.33%
Medium Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	8.49%	6.37%
High Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	4.51%	8.28%
Very High Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	0.14%	0.40%